Fair Value of Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	$ 151,944	$ 129,422
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	151,944	129,422
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
U.S. Government-sponsored enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	25,776	17,723
U.S. Government-sponsored enterprises (GSEs) [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
U.S. Government-sponsored enterprises (GSEs) [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	25,776	17,723
U.S. Government-sponsored enterprises (GSEs) [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
Muncipal Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	9,003	8,019
Muncipal Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
Muncipal Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	9,003	8,019
Muncipal Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
Other Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	950
Other Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0
Other Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	950
Other Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0
Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	116,215	103,680
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	0	0
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	116,215	103,680
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	$ 0	$ 0